Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

April 15, 2015

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)
File Nos. 33-72424, 811-8194
Post-Effective Amendment No. 142

Dear Sir/Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 142 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 143 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to add the Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Global Micro Cap Fund, three newly created series of the Trust, each with two share classes.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0864, or my paralegal, Jen Craig, at 720.917.0611.

Sincerely,

/s/ David T. Buhler
David T. Buhler
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP